Investments in Associates and Joint Ventures - Details of Investments in Associates (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Investment in associates provided as collateral for borrowings	₩ 258,754	₩ 285,066
Top of range [member] | Keystone NO. 1. Private Equity Fund [member]
Disclosure of associates [line items]
Percentage of stake in associate	50.00%